Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

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October 13, 2017

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
 Washington, D.C. 20549
Attention: Laura Nicholson

Re:	TORM plc Draft Registration Statement on Form 20-F Submitted September 8, 2017 CIK No. 0001655891
Dear Ms. Nicholson:
Reference is made to the draft confidential registration statement on Form 20-F (the "Draft Registration Statement") of TORM plc (the "Company") in connection with the registration of the Company's Class A common shares under Section 12(b) of the Securities Exchange Act of 1934, as amended, that the Company confidentially submitted to the U.S. Securities and Exchange Commission (the "Commission") for review on September 8, 2017. By letter dated October 4, 2017 (the "Comment Letter"), the staff of the Commission (the "Staff") provided the Company with its comments to the Draft Registration Statement. The first amended draft registration statement on Form 20-F (the "Amended Draft Registration Statement"), which responds to the Staff's comments contained in the Comment Letter, is today being submitted to the Commission for confidential review.
Capitalized terms used in this letter that are not otherwise defined herein have the meanings ascribed to them in the Amended Draft Registration Statement.  The following numbered paragraphs correspond to the numbered paragraphs in the Comment Letter.

The majority of our Class A common shares are held by a limited number of shareholders, which may create conflicts of interest, page 29

1.	Please disclose here the percentage of Class A shares held by your controlling shareholder Njord Luxco.
In response to the Staff's comment, the Company has revised the above referenced risk factor disclosure in the Amended Draft Registration Statement to disclose the percentage of Class A common shares held by Njord Luxco.

U.S. Securities and Exchange Commission
 October 13, 2017

History and Development of the Company, page 37
2.
We note your disclosure on page 38 that as of June 30, 2017, you had coverage for 21% of your earning days for the second half of 2017.  Please revise to clarify the meaning of "coverage" in this context.

In response to the Staff's comment, the Company has revised the disclosure in the Amended Draft Registration Statement under the heading Item 4. "History and Development of the Company" and elsewhere in the Amended Draft Registration Statement to clarify the meaning of "coverage" in this context.
Business Overview, page 40
3.	We note your disclosure on pages 44 and 149 that as of June 30, 2017, your coverage for 2017 was 21%. Please revise to clarify whether you are referring to coverage for the second half of 2017.
In response to the Staff's comment, the Company has revised the disclosure in the Amended Draft Registration Statement to clarify that it is referring to coverage for the second half of 2017 and the full year 2018.
Directors, Senior Management and Employees, page 98
4.
We note that you have not disclosed the compensation of Christian Søgaard-Christensen, Lars Christensen, or Jesper Søndergaard Jensen on an individual basis.  Please tell us whether you are required to disclose such information. Refer to Item 6.B of Form 20-F.

The Company advises the Staff that it is not required to disclose, and has not otherwise publicly disclosed, the compensation of Christian Søgaard-Christensen, Lars Christensen, or Jesper Søndergaard Jensen on an individual basis for its most recently completed fiscal year in the United Kingdom and has therefore not included such disclosure in the Draft Registration Statement.
Major Shareholders and Related Party Transactions, page 106
5.
We note that you have included risk factor disclosure on page 36 regarding your related party agreements, but it does not appear that you have provided information regarding such agreements pursuant to Item 7.B of Form 20-F. Please advise.

The Company advises the Staff that the above mentioned risk factor, which the Company has revised in the Amended Draft Registration Statement for clarification, relates to intra-company agreements among TORM plc on the one hand and its subsidiaries on the other hand and does not relate to agreements entered into by the Company with related parties outside of the Company and its subsidiaries. Accordingly, the Company does not believe that any of these intra-company agreements should be disclosed in Item 7.B of the Amended Draft Registration Statement.

U.S. Securities and Exchange Commission
 October 13, 2017

Capital Calls, page 118
6.
We note your disclosure that your Board of Directors has the authority to make calls upon the shareholders in respect of any money unpaid on their shares and each shareholder shall pay as required by such notice the amount called on its shares.  We also note that your articles of association provide for the board to make calls on the shareholders.  Please revise to clarify the circumstances under which the board may make calls on shareholders.

The Company advises the Staff that the provision of the Company's Articles of Association related to capital calls is a standard provision for a United Kingdom plc and covers a situation where a company's shares are issued without being fully paid. In response to the Staff's comment, the Company has revised the disclosure in the Amended Draft Registration Statement under the heading Item 10. "Additional Information—B. Memorandum and Articles of Association—Capital Calls" to clarify that the Company does not currently have any issued shares that have not been fully paid up.
Exhibits, page 151
7.	Please file your employment agreements described on page 103 or provide your analysis as to why they are not required under the Instructions as to Exhibits of Form 20-F.
The Company advises the Staff that it is not required to publicly file, and has not otherwise publicly disclosed, the employment agreements for Mr. Jacob Meldgaard or the other members of its Senior Management Team in the United Kingdom and is therefore not required to file these agreements under the Instructions as to Exhibits of the Form 20-F.
* * * *
If you have any questions or comments concerning the enclosed, please feel free to telephone or e-mail the undersigned at (212) 574-1274;  billotti@sewkis.com or Gary Wolfe at (212) 574-1223;  wolfe@sewkis.com or Eliza Murray at (212) 574-1548; murray@sewkis.com.

Very truly yours, SEWARD & KISSEL LLP

By:	/s/ Keith J. Billotti
Keith J. Billotti